Employee Benefits (Narratives) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($) yr	Dec. 31, 2016 USD ($) yr	Dec. 31, 2015 USD ($)
Notes to Consolidated Financial Statements [Abstract]
Provision for employee severance benefits relating to Rotem Amfert Israel	$ 15
Actual return (loss) on plan assets	42	$ 47	$ (1)
Expenses recorded in respect of defined benefit plans	$ 40	$ 32	$ 23
Life of defined benefit plans | yr	16.3	15.3